Accrued liabilities and other liabilities - Schedule of Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities and Other Liabilities
Accrued warranty-beginning of year	$ 1,716	$ 2,827
Accrual for warranties issued during the year	1,902	1,896
Warranty claims paid	(1,532)	(1,167)
Warranty expired	(980)	(1,632)
Foreign currency translation adjustment	(228)	(208)
Accrued warranty-end of year	$ 878	$ 1,716